Earnings Per Share (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Feb. 19, 2007	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010	May 26, 2009
Earnings Per Share
Class A common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Increase in Class A common stock authorized (in shares)					400,000,000
Class A common stock authorized (in shares)		600,000,000	600,000,000		600,000,000
Number of authorized shares of preferred stock		50,000,000	50,000,000		50,000,000
Share repurchase program, authorized value (in dollars)	$ 100
Stock repurchased since inception of the plan		$ 16.3